Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

At December 31,2018, the Company entered into a loan and promissory note with Joseph C. Visconti, the CEO and majority shareholder of the Company. The principal amount of the loan was $525,500, together with a simple interest rate of 6% on the balance of principal remaining unpaid. During the three months ended March 31, 2021, the Company repaid $27,850. At March 31, 2021 and December 31, 2020, the outstanding amount of the note payable was $0 and $27,850, respectively.

As discussed in note 4, the Company has leased its facilities from its CEO.

During the three months ended March 31, 2021 and 2020, the Company had purchases of $90,417 and $0, respectively, from a related party.

During the three months ended March 31, 2021 and 2020, the Company received cash of $24,300 and $0 from our affiliate companies and paid $15,808 and $1,600 to our affiliate companies, respectively.

During the three months ended March 31, 2021 and 2020, the Company recorded management fees of $10,500 and $0, respectively; paid to its shareholder parent company.

11. Related Party Transactions

As discussed in note 4, the Company has leased its facilities from its CEO and majority shareholder. Additionally, as discussed in note 6, the Company has a promissory note with its CEO and majority shareholder.

At December 31, 2021 and 2020, the Company had $6,100 and $0 due from our affiliate companies and $92,843 and $2,843 due to our affiliate companies, respectively.